Equity (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of classes of share capital [line items]
Share capital at beginning of period	$ 944	$ 969	$ 972
Treasury shares at beginning of period	(69)	(100)	(76)
Total outstanding share capital at beginning of period	875	869	896
Share capital movement of period	(8)	(25)	(3)
Treasury shares movement of period	(11)	31	(24)
Total shares outstanding movement of period	(19)	6	(27)
Share capital at end of period	936	944	969
Treasury shares at end of period	(80)	(69)	(100)
Total outstanding share capital at end of period	$ 856	$ 875	$ 869